Notes Payable - Additional Information (Detail) (USD $)	0 Months Ended		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	16 Months Ended	25 Months Ended	0 Months Ended
	Feb. 27, 2013	Jun. 28, 2012	Jul. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2012	Sep. 30, 2013	Jun. 28, 2012 Scenario, Previously Reported	Jun. 28, 2012 Payment of principal and interest, commencing period	Sep. 30, 2013 Series B Convertible Preferred Stock	Jul. 31, 2013 Series B Convertible Preferred Stock	Feb. 27, 2013 Series B Convertible Preferred Stock	Dec. 31, 2012 Series B Convertible Preferred Stock	Jun. 30, 2012 Series B Convertible Preferred Stock
Debt Instrument [Line Items]
Loan, maximum borrowing amount	$ 1,500,000							$ 500,000	$ 500,000
Loan amount advanced	500,000	500,000	500,000			1,000,000	500,000	500,000	500,000	1,500,000
Principal and interest payment period commencing after period of interest only payments	30 months	36 months	24 months
Interest only payments period	6 months		2 months								12 months	15 months
Fixed interest on the advanced amount	4.00%	4.77%	4.04%
Warrant to purchase stock, shares																8,334	8,334
Warrants issued with debt financing recorded as debt discount						28,300	24,500	24,500	24,500	52,800
Unamortized debt discount				37,774		37,774		20,170	20,170	37,774
Percentage of loan agreement up to a number of stock on which warrant to purchase common stock issued															5.00%
Number of shares into which warrants became exercisable													16,667	16,667
Interest expense due to amortization of the debt discount				$ 5,203	$ 2,177	$ 10,696	$ 2,177	$ 4,330	$ 4,330	$ 15,027